-------------------------------------------------------------------------------










SHORT TERM
INCOME
FUND, INC.







                                  Annual Report
                                 August 31, 1996









-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM
INCOME FUND, INC.                        600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                  212/830-5200
===============================================================================



Dear Shareholder:




We are pleased to present the annual report of Short Term Income Fund, Inc. for the period September 1, 1995 through August 31, 1996.


The Fund's Money Market Portfolio had 74,510 shareholders and net assets of $975,904,375 as of August 31, 1996. The Government Portfolio had 12,453 shareholders and net assets of $792,789,311 as of August 31, 1996.


We thank you for your support and look forward to continuing to serve your cash management needs.





Sincerely,

\s\Steven W. Duff

Steven W. Duff
President

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1996
===============================================================================

  Face                                                                          Maturity                     Value
 Amount                                                                           Date       Yield         (Note 1)
 ------                                                                           ----       -----         --------

Bankers' Acceptances (3.06%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 30,000,000   Trust Company Bank of Georgia                                   09/30/96      5.49%       $ 29,878,275
 -----------                                                                                             ------------
  30,000,000   Total Bankers' Acceptances                                                                  29,878,275
 -----------                                                                                             ------------

Commercial Paper (27.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   ANZ Finance, Delaware                                           11/12/96      5.37%       $ 14,845,417
  20,000,000   Bank of America                                                 12/20/96      5.40          19,682,000
  15,000,000   Banque Internationale A Luxembourg (BIL) North America          10/10/96      5.56          14,915,517
  10,000,000   Banque Internationale A Luxembourg (BIL) North America          11/21/96      5.37           9,883,694
  20,000,000   Banque Internationale A Luxembourg (BIL) North America          10/17/96      5.56          19,866,044
  40,000,000   Bear Stearns Companies, Inc.                                    09/11/96      5.47          39,951,822
  13,000,000   Compaigne Bancaire                                              10/23/96      5.51          12,901,958
   8,000,000   Compaigne Bancaire                                              11/05/96      5.53           7,923,700
  15,000,000   Ford Motor Credit                                               09/16/96      5.43          14,970,804
  14,000,000   Island Finance of Puerto Rico                                   11/04/96      5.42          13,871,247
  15,000,000   J.P. Morgan & Company, Incorporated                             12/10/96      5.65          14,775,825
  20,000,000   Morgan Stanley Group, Incorporated                              09/19/96      5.43          19,952,178
  15,000,000   Raytheon Corporation                                            09/30/96      5.30          14,940,600
  45,000,000   UBS Finance, Delaware                                           09/03/96      5.30          45,000,000
 -----------                                                                                              -----------
 265,000,000   Total Commercial Paper                                                                     263,480,806
 -----------                                                                                              -----------

LOC Commercial Paper (24.61%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   Banamex
               LOC Barclays Bank                                               09/18/96      5.50%       $ 14,966,125
  10,000,000   Banco Bradesco
               LOC Barclays Bank                                               12/23/96      5.65           9,830,417
   5,000,000   Banco Bradesco
               LOC Barclays Bank                                               02/24/97      5.62           4,867,808
   5,000,000   Banco National de Comercial
               LOC Societe Generale                                            12/06/96      5.47           4,929,892
  10,000,000   Banco National de Comerico Exterior, S.N.C.
               LOC Societe Generale                                            12/06/96      5.44           9,860,306
  15,000,000   Banco Real Grand Cayman
               LOC Barclays Bank                                               10/02/96      5.43          14,935,958
  25,000,000   Banco Rio de La Plata
               LOC Bayerische Vereinsbank, A.G.                                01/23/97      5.55          24,464,542
  25,000,000   Bancomer S.A.
               LOC Bank of Montreal                                            10/04/96      5.34          24,885,903
  20,000,000   Bancomer S.A.
               LOC Bank of Montreal                                            10/10/96      5.56          19,887,356

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


===============================================================================




  Face                                                                                       Maturity                   Value
 Amount                                                                                       Date         Yield       (Note 1)
 ------                                                                                       ----         -----       -------
LOC Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   Cemex S.A.
               LOC Credit Suisse                                                             09/10/96      5.26%       $ 9,989,791
  33,000,000   Dean Health System, Incorporated
               LOC Rabobank Nederland                                                        11/27/96      5.51         32,576,757
  10,000,000   Garanti Funding Corporation
               LOC Bayerische Vereinsbank, A.G.                                              02/06/97      5.55          9,766,000
  10,000,000   Garanti Funding Corporation
               LOC Bayerische Vereinsbank, A.G.                                              02/07/97      5.55          9,764,500
   5,000,000   Guangdong Enterprise
               LOC Credit Suisse                                                             12/18/96      5.67          4,918,733
  15,000,000   Louis Dreyfus Corporation
               LOC Credit Agricole                                                           09/16/96      5.33         14,971,292
  15,000,000   Minmetals Capital & Securities, Incorporated
               (Owned by China National Metals & Minerals Import & Export)
               LOC Credit Suisse                                                             02/25/97      5.66         14,598,958
  15,000,000   National Bank of Pakistan
               LOC Credit Suisse                                                             09/20/96      5.39         14,962,458
 -----------                                                                                                           -----------
 243,000,000   Total LOC Commercial Paper                                                                              240,176,796
 -----------                                                                                                           -----------

U.S. Government Agencies (3.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 21,150,000   Federal Home Loan Bank                                                        02/07/97      5.18%       $ 21,148,582
   5,000,000   Federal Home Loan Bank (a)                                                    11/18/97      5.75           5,000,000
  10,000,000   Federal National Mortgage Association (b)                                     04/04/97      5.31           9,996,048
 -----------                                                                                                           ------------
  36,150,000   Total U.S. Government Agencies                                                                            36,144,630
 -----------                                                                                                           ------------

Master Notes (11.89%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 36,000,000   Goldman Sachs (c)                                                             11/04/96      5.41%       $ 36,000,000
  35,000,000   Morgan (J.P.) Securities Incorporated (d)                                     10/11/96      5.47          35,000,000
  45,000,000   Williamette Industries Incorporated (e)                                       07/18/97      5.46          45,000,000
------------                                                                                                           ------------
 116,000,000   Total Master Notes                                                                                       116,000,000
------------                                                                                                           ------------

Other Notes (8.71%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   City of New York
               LOC Societe Generale                                                          01/29/97      5.75%       $ 15,000,000
   3,325,000   Greensboro, NC Public Improvement - Series C (f)                              04/01/14      5.45           3,325,000
   6,600,000   Methodist Hospital Taxable Healthcare Notes - Series 1994A                    02/24/97(h)   5.70           6,600,000
   6,900,000   New Orleans Aviation Board Taxable Refunding Bonds - Series 1993A (f)
               MBIA Insured                                                                  08/01/00      5.55           6,900,000
  25,000,000   State of Oregon Taxable EDRB (Georgia Pacific Corporation 1995 B) - Series 169
               LOC Commerzbank A.G.                                                          10/10/96(h)   5.70          25,000,000



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1996
===============================================================================

    Face                                                                                        Maturity                Value
   Amount                                                                                        Date        Yield     (Note 1)
   ------                                                                                        ----        -----     -------
Other Notes (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,200,000   The City of New York Taxable Municipal Fiscal 1996 - Series A2
               LOC Societe Generale                                                             02/10/97(h)  5.70%   $ 15,200,000
   6,000,000   Winston Salem, NC Certificate of Participation                                   09/11/96(h)  5.35       6,000,000
   7,000,000   Winston Salem, NC Certificate of Participation                                   09/24/96(h)  5.35       7,000,000
------------                                                                                                         ------------
  85,025,000   Total Other Notes                                                                                       85,025,000
------------                                                                                                         ------------

Repurchase Agreement, Overnight (9.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 97,000,000  Donaldson, Lufkin & Jenrette Securities Corporation
              (Collateralized by $92,210,000 U.S. Treasury Notes, 5.375% to 8.500%,
              due 11/30/97 to 11/15/05 and U.S. Treasury Bonds, 6.000% to 13.875%,
              due 05/15/10 to 02/15/26)                                                         09/03/96     5.25%   $ 97,000,000
------------                                                                                                          ------------
  97,000,000   Total Repurchase Agreement, Overnight                                                                    97,000,000
------------                                                                                                          ------------

Eurodollar Certificates of Deposit (4.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   ABN-AMRO                                                                         11/15/96     5.45%   $ 15,000,000
  25,000,000   National Westminster                                                             09/10/96     5.51      24,999,421
------------                                                                                                         ------------
  40,000,000   Total Eurodollar Certificates of Deposit                                                                39,999,570
------------                                                                                                         ------------
Yankee Certificates of Deposit (6.66%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000   Banque Nationale de Paris                                                        09/19/96     5.66%   $ 20,000,168
  25,000,000   Canadian Imperial Bank                                                           09/05/96     5.50      25,000,000
  20,000,000   Royal Bank of Canada (g)                                                         09/25/96     5.36      19,999,764
------------                                                                                                         ------------
  65,000,000   Total Yankee Certificates of Deposit                                                                    64,999,932
------------                                                                                                         ------------
               Total Investments (99.67%) (Cost $972,705,009+)                                                        972,705,009
               Cash and Other Assets Net of Liabilities (0.33%)                                                         3,199,366
                                                                                                                     ------------
               Net Assets (100.00%)                                                                                  $975,904,375
                                                                                                                     ============
               Net asset value, offering and redemption price per share:
               Class A shares, 757,623,067 shares outstanding (Note 3)                                                $      1.00
                                                                                                                     ============
               Class B shares, 220,380,901 shares outstanding (Note 3)                                                $      1.00
                                                                                                                     ============
               + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a)  The interest rate is adjusted daily based on federal funds effective rate.
(b)  The interest rate is adjusted daily based on prime -2.50%.
(c)  The interest  rate is adjusted  daily based on opening  federal funds +.10% (daily put).
(d)  The interest rate is adjusted monthly based on one month LIBOR (daily put).
(e)  The  interest  rate is  adjusted  monthly  based on one month  LIBOR + .03% (seven day put).
(f)  Securities payable on demand at par including accrued interest (with 7 days notice). Interest rate is adjusted weekly.
(g)  The interest rate is adjusted daily based on federal funds +.10%.
(h)  The maturity date indicated is next put date.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1996
===============================================================================

  Face                                                                                             Maturity             Value
 Amount                                                                                             Date       Yield   (Note 1)
 ------                                                                                             ----       -----   -------
Repurchase Agreements, Overnight (70.38%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 30,000,000  CIBC (Collateralized by $31,125,000 U.S Treasury Bills, due 02/27/97,
              U.S. Treasury Note, 6.250% due 08/31/00)                                             09/03/96    5.20%   $ 30,000,000
 183,000,000  Fuji Securities, Inc. (Collateralized by $180,854,000 U.S. Treasury Bills,
              and U.S. Treasury Notes, 6.250% to 8.875%, due 10/19/96 to 8/31/00)                  09/03/96    5.22     183,000,000
  75,000,000  CS First Boston (Collateralized by $59,352,000 U.S. Treasury Bonds,
              10.375% to 12.000%, due 08/15/03 to 11/15/12)                                        09/03/96    5.25      75,000,000
  70,000,000  CIBC (Collateralized by $72,140,000 U.S. Treasury Bills and U.S. Treasury Bonds
              7.250% to 11.250%, due 11/14/96 to 05/15/96)                                         09/03/96    5.25      70,000,000
 130,000,000  Goldman Sachs (Collateralized by $194,260,040 GNMA's, 5.500% to
              10.000%, due 09/15/01 to 08/15/26)                                                   09/03/96    5.30     130,000,000
  50,000,000  CIBC (Collateralized by $50,085,000 U.S. Treasury Bills, due 07/24/97,
              U.S. Treasury Note, 6.125%, due 05/31/97)                                            09/12/96    5.25      50,000,000
  20,000,000  Goldman Sachs (Collateralized by $29,724,000 GNMA'S, 6.500% to 10.500%,
              due 12/15/07 to 08/15/26)                                                            09/23/96    5.25      20,000,000
 -----------                                                                                                           ------------
 558,000,000  Total Repurchase Agreements, Overnight                                                                    558,000,000
 -----------                                                                                                           ------------
U.S. Government Agencies (1.16%)
-----------------------------------------------------------------------------------------------------------------------------------
$  9,216,023   Small Business Administration Variable Loan                                         05/25/14(a) 6.64%   $  9,208,381
------------                                                                                                           ------------
   9,216,023   Total U.S. Government Agencies                                                                             9,208,381
------------                                                                                                           ------------
U.S. Government Obligations (30.68%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   U.S. Treasury Bills                                                                 09/19/96    5.17%   $  9,977,600
  10,000,000   U.S. Treasury Bills                                                                 09/19/96    5.18       9,977,556
  10,000,000   U.S. Treasury Bills                                                                 10/10/96    5.23       9,947,583
  10,000,000   U.S. Treasury Bills                                                                 10/17/96    5.35       9,937,422
  10,000,000   U.S. Treasury Bills                                                                 10/17/96    5.29       9,937,056
  15,000,000   U.S. Treasury Bills                                                                 11/14/96    5.24      14,847,300
  10,000,000   U.S. Treasury Bills                                                                 11/21/96    5.25       9,887,644
  10,000,000   U.S. Treasury Bills                                                                 11/29/96    5.30       9,875,300
  15,000,000   U.S. Treasury Bills                                                                 12/12/96    5.46      14,778,750
  10,000,000   U.S. Treasury Bills                                                                 01/02/97    5.50       9,820,181
  10,000,000   U.S. Treasury Bills                                                                 01/09/97    5.51       9,809,422
  10,000,000   U.S. Treasury Bills                                                                 02/06/97    5.50       9,768,600
  20,000,000   U.S. Treasury Bills                                                                 03/06/97    5.43      19,466,133
  10,000,000   U.S. Treasury Notes, 7.00%                                                          09/30/96    5.06      10,012,132

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1996
===============================================================================

   Face                                                                        Maturity                   Value
  Amount                                                                        Date         Yield       (Note 1)
  ------                                                                        ----         -----       -------
U.S. Government Obligations (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   U.S. Treasury Notes, 8.00%                                      10/15/96      5.25%       $ 10,029,594
   5,000,000   U.S. Treasury Notes, 6.87%                                      10/31/96      5.08           5,011,600
  15,000,000   U.S. Treasury Notes, 6.87%                                      10/31/96      5.07          15,034,888
  10,000,000   U.S. Treasury Notes, 4.37%                                      11/15/96      5.18           9,980,334
  10,000,000   U.S. Treasury Notes, 4.37%                                      11/15/96      5.25           9,980,783
  10,000,000   U.S. Treasury Notes, 7.25%                                      11/15/96      5.28          10,035,723
  10,000,000   U.S. Treasury Notes, 7.25%                                      11/30/96      5.20          10,041,754
  15,000,000   U.S. Treasury Notes, 7.25%                                      11/30/96      5.49          15,057,928
------------                                                                                             ------------
 245,000,000   Total U.S. Government Obligations                                                          243,215,283
------------                                                                                             ------------
               Total Investments (102.22%) (Cost $810,423,664+)                                           810,423,664
               Liabilities in Excess of Cash and Other Assets (-2.22%)                                    (17,634,353)
                                                                                                         ------------
               Net Assets (100.00%)                                                                      $792,789,311
                                                                                                         ============
               Net asset value, offering and redemption price per share:
               Class A shares, 666,620,150 shares outstanding (Note 3)                                   $      1.00
                                                                                                         ============
               Class B shares, 126,169,161 shares outstanding (Note 3)                                   $      1.00
                                                                                                         ============

               + Aggregate cost for federal income tax purposes is identical.




FOOTNOTES:
(a) This is a small business administration variable pool certificate. The interest rate is adjusted periodically based upon the prime rate.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 1996
===============================================================================

                                                                            Money Market           U.S. Government
                                                                              Portfolio                Portfolio
                                                                           -------------------     ------------------
INVESTMENT INCOME
Income:
    Interest............................................................    $       53,088,941     $       41,866,422
                                                                            ------------------     ------------------
Expenses: (Note 2)
    Investment management fee...........................................             2,827,181              1,960,693
    Administration fee..................................................             1,970,196              1,573,195
    Distribution fee (Class A)..........................................             1,808,166              1,448,043
    Custodian expenses..................................................               107,238                 95,458
    Shareholder servicing and related shareholder expenses..............             1,938,400                469,689
    Legal, compliance and filing fees...................................                60,583                 53,109
    Audit and accounting................................................                91,705                 88,048
    Directors' fees ....................................................                29,318                 16,842
    Miscellaneous.......................................................                21,156                 17,926
                                                                            ------------------     ------------------
        Total expenses..................................................             8,853,943              5,723,003
        Less:
              Fees waived (Note 2)......................................   (           220,000)                --
              Expenses paid indirectly..................................   (            85,145)    (           14,045)
                                                                            ------------------     ------------------
                  Net expenses..........................................             8,548,798              5,708,958
                                                                            ------------------     ------------------
Net investment income...................................................            44,540,143             36,157,464
                                                                            ------------------     ------------------
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.................................               130,223                160,896
                                                                            ------------------     ------------------
Increase in net assets from operations..................................    $       44,670,366     $       36,318,360
                                                                            ==================     ==================



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1996 AND 1995
===============================================================================


                                                   Money Market Portfolio             U.S. Government Portfolio
                                            ----------------------------------    ----------------------------------
                                                  1996               1995              1996               1995
                                            ----------------   ---------------    ---------------   ----------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income...................  $     44,540,143   $    40,399,994    $    36,157,464   $     32,852,430
  Net realized gain (loss) on investments.           130,223   (    11,438,610)           160,896             19,188
                                            ----------------   ---------------    ---------------   ----------------
  Increase in net assets from operations..        44,670,366        28,961,384         36,318,360         32,871,618
Dividends to shareholders:
  Net investment income
    Class A...............................  (     33,451,731)  (    28,998,644)   (    27,085,557)  (     20,587,273)
    Class B...............................  (     11,087,370)  (    11,207,955)   (     9,071,907)  (     12,265,157)
  Net realized gain on investments
    Class A...............................          --                 --         (       133,784)* (         11,606)
    Class B...............................          --                 --         (        27,112)* (          7,582)
Capital share transactions (Note 3):
    Class A...............................        94,199,071   (    13,625,381)       197,028,406         70,892,796
    Class B...............................         1,902,497   (   203,707,058)   (   180,629,804)       226,602,774
Contribution of capital from
         investment manager (Note 2)......          --               9,488,117           --                 --
                                            ----------------   ---------------    ---------------   ----------------
    Total increase (decrease).............        96,232,833   (   219,089,537)        16,398,602        297,495,570
Net assets:
    Beginning of year.....................       879,671,542     1,098,761,079        776,390,709        478,895,139
                                            ----------------   ---------------    ---------------   ----------------
    End of year...........................  $    975,904,375   $   879,671,542    $   792,789,311   $    776,390,709
                                            ================   ===============    ===============   ================




* Represents a Long Term Capital Gain distribution of $0.000202949 per share declared to shareholders of record as of August 30, 1996 and paid on September
  15, 1996.



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
===============================================================================

1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio, with each Portfolio having two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -

     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on theidentified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the year ended August 31, 1996.
-------------------------------------------------------------------------------

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SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates.
(Continued)

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion. Prior to December 1, 1995 the administration fee was .20%, .19% and 18%.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% of 1% per annum of each Portfolio's average daily net assets.

For the year ended August 31, 1996 the Manager voluntarily waived investment management fees and shareholder servicing fees of $200,000 and $20,000, respectively, of the Money Market Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $786,362 and $228,495 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund. Included under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $85,145 and $14,045 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.

On November 4, 1994, in order to maintain the net asset value of the Money Market Portfolio at $1.00, the Manager purchased U.S. Government Agency Securities, from the Money Market Portfolio for $130,750,000 which was equal to the Money Market Portfolio's amortized cost or carrying value on that date. The securities had a fair value of $121,261,883 on this date. The excess over fair value ($9,488,117) that was paid by the Manager has been classified by the Money Market Portfolio as a realized loss in the Statement of Operations and a capital contribution in the Statement of Changes in Net Assets.

3. Capital Stock.

At August 31, 1996, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $978,003,968 and $792,789,311, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:




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


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===============================================================================

3. Capital Stock. (Continued)
                                                Money Market Portfolio                 U.S. Government Portfolio
                                         ----------------------------------       ------------------------------------
                                            Year Ended          Year Ended          Year Ended            Year Ended
                                              8/31/96             8/31/95             8/31/96               8/31/95
                                         --------------      --------------       --------------        --------------
Class A
Sold...................................     750,205,484         697,072,360          784,780,227           564,854,707
Issued on reinvestment of dividends....      29,962,057          25,911,372           26,088,090            19,605,821
Redeemed...............................  (  685,968,470)     (  736,609,113)      (  613,839,911)       (  513,567,732)
                                         --------------      --------------       --------------        --------------
Net increase (decrease)................      94,199,071      (   13,625,381)         197,028,406            70,892,796
                                         ==============      ==============       ==============        ==============

Class B
Sold...................................     635,780,156         515,705,468          752,064,206         1,119,846,439
Issued on reinvestment of dividends....      10,765,783          11,057,107            8,117,333            10,643,618
Redeemed...............................  (  644,643,442)     (  730,469,633)      (  940,811,343)       (  903,887,283)
                                         --------------      --------------       --------------        --------------
Net increase (decrease)................       1,902,497      (  203,707,058)      (  180,629,804)          226,602,774
                                         ==============      ==============       ==============        ==============


4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at August 31, 1996 amounted to $2,294,030. At August 31, 1996 the Fund had tax basis capital losses of $2,283,215 which may be carried forward to offset future capital gains through August 31, 2002.

5. Subsequent Event.

On October 22, 1996 the U.S. Government Portfolio declared a Long Term Capital Gain distribution of $.000262202 per share to shareholders of record as of October 22, 1996. The dividend will be paid on November 15, 1996.





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


-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================

6. Selected Financial Information.
                                                                                            Money Market Portfolio
CLASS A                                                                                     Year Ended August 31,
-------                                            --------------------------------------------------------------------------------
                                                      1996              1995             1994              1993             1992
                                                   ------------      -------------    ------------     -------------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period               $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ------------      ------------     ------------     -------------     ----------
Income from investment operations:
   Net investment income........                       0.047             0.047            0.029            0.027             0.041
Less distributions:
   Dividends from net investment income                0.047             0.047            0.029            0.027             0.041
                                                   ------------      ------------     ------------     -------------     ----------
Net asset value, end of period..                   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ============      ============     ============     =============     ==========
Total Return....................                       4.71%             4.82%(d)         2.93%            2.69%             4.13%
Ratios/Supplemental Data
Net assets, end of period (000).                   $ 756,094         $ 661,795        $ 676,756        $ 706,074         $ 694,635
Ratios to average net assets:
   Expenses.....................                       0.98%(b)(c)       0.88%(b)         0.91%            0.91%(b)          0.83%
   Net investment income........                       4.63%(b)          4.75%(b)         2.89%            2.59%(b)          4.03%

                                                                                   Money Market Portfolio
CLASS B (a)                                                                        Year Ended August 31,
-------                                               ----------------------------------------------------------------
                                                         1996              1995             1994               1993
                                                      ------------      -----------       -----------       ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $   1.00          $   1.00          $   1.00          $   1.00
                                                      ------------      -----------       -----------       ----------
Income from investment operations:
   Net investment income........                          0.049             0.050             0.031             0.021
Less distributions:
  Dividends from net investment income                    0.049             0.050             0.031             0.021
                                                      ------------      -----------       -----------       ----------
Net asset value, end of period..                      $   1.00          $   1.00          $   1.00          $   1.00
                                                      ============      ===========       ===========       ==========
Total Return....................                          5.00%             5.08%(d)          3.19%             2.84%*
Ratios/Supplemental Data
Net assets, end of period (000).                    $   219,810         $ 217,877         $ 422,005       $   453,093
Ratios to average net assets:
   Expenses.....................                          0.70%(b)(c)       0.62%(b)          0.67%             0.71%*
   Net investmentncome..........                          4.91%(b)          4.90%(b)          3.13%             2.75%*

*    Annualized
(a)  Distribution of Class B shares commenced November 30, 1992.
(b) Net of management and administration fees waived equivalent to 0.02%, 0.13% and 0.01%. In addition, in 1993 shareholder servicing fees equivalent to 0.03% were waived only with repect to Class A.
(c)  Includes expenses paid indirectly equivalent to .01% of average net assets.
(d) Includes the effect of a capital contribution from the Manager. Without the capital contribution, the total return would have been 3.42% for Class
     A and 3.69% for Class B.

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
-------------------------------------------------------------------------------


===============================================================================

6. Selected Financial Information. (Continued)
                                                                  U.S. Government Portfolio
CLASS A                                                             Year Ended August 31,
-------                                             -----------------------------------------------------------------------------
                                                       1996              1995             1994             1993           1992
                                                    -----------      -------------     ------------     -----------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                $   1.00         $   1.00          $   1.00         $   1.00        $   1.00
                                                    -----------      -------------     ------------     -----------     --------
Income from investment operations:
   Net investment income..........                      0.047            0.048             0.028            0.025           0.039
Less distributions:
  Dividends from net investment income                  0.047            0.048             0.028            0.025           0.039
                                                    -----------       ------------      -----------     -----------     --------
Net asset value, end of period....                  $   1.00         $   1.00          $   1.00         $   1.00        $   1.00
                                                    ===========      =============     ============     ===========     =========
Total Return......................                      4.81%            4.93%             2.79%            2.56%           3.98%
Ratios/Supplemental Data
Net assets, end of period (000)...                  $ 666,620        $ 469,592         $ 398,699        $ 429,164       $ 579,526
Ratios to average net assets:
   Expenses.......................                      0.81%            0.80%             0.85%            0.85%           0.77%
   Net investment income..........                      4.68%            4.83%             2.75%            2.52%           3.92%



                                                                   U.S. Government Portfolio
CLASS B (a)                                                          Year Ended August 31,
-------                                          ---------------------------------------------------------------
                                                    1996              1995             1994             1993
                                                 -----------       -------------    -----------       ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period             $   1.00          $   1.00         $   1.00          $   1.00
                                                 -----------       -----------      -----------       ----------
Income from investment operations:
   Net investment income..........                   0.050             0.051            0.030             0.021
Less distributions:
  Dividends from net investment income               0.050             0.051            0.030             0.021
                                                 -----------       ----------       -----------       ----------
Net asset value, end of period....               $   1.00          $   1.00         $   1.00          $   1.00
                                                 ===========       =============    ===========       ==========
Total Return......................                   5.07%             5.19%            3.04%             2.75%*
Ratios/Supplemental Data
Net assets, end of period (000)...               $ 126,169         $ 306,799        $  80,196         $ 101,391
Ratios to average net assets:
   Expenses.......................                   0.56%             0.55%            0.60%             0.63%*
   Net investmentncome............                   5.04%             5.20%            2.98%             2.68%*

*   Annualized
(a) Distribution of Class B shares commenced November 30, 1992.


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


--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================



The Board of Directors and Shareholders
Short Term Income Fund, Inc.


We have audited the accompanying statements of net assets of Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1996, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


                                    /s/ McGladrey & Pullen, LLP





New York,  New York
October 2, 1996,  except for Note 5 as
to which the date is October 23, 1996


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
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-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------


Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


 Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020


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